Note 17 - Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations [Table Text Block]
	Actual		For Capital Adequacy Purposes		To be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
As of December 31, 2016:
Total capital (to risk-weighted assets)	$20,302	13.20%	> 12,307	> 8.00%	> 15,383	> 10.00%
Tier 1 capital (to risk-weighted assets)	18,670	12.14	> 9,230	> 6.00	> 12,307	> 8.00
Common Equity Tier 1 capital (to risk-weighted assets	18,670	12.14	> 6,922	> 4.50	> 9,999	> 6.50
Tier 1 capital (to average assets)	18,670	8.94	> 8,356	> 4.00	> 10,445	> 5.00
	Actual		For Capital Adequacy Purposes			To be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount		Ratio	Amount		Ratio
As of December 31, 2015:
Total capital (to risk-weighted assets)	$18,953	15.76%	$	> 9,622	> 8.00%	$	> 12,027	> 10.00%
Tier 1 capital (to risk-weighted assets)	17,612	14.64		> 7,216	> 6.00		> 9,622	> 8.00
Common Equity Tier 1 capital (to risk-weighted assets	17,612	14.64		> 5,412	> 4.50		> 7,818	> 6.50
Tier 1 capital (to average assets)	17,612	9.84		> 7,162	> 4.00		> 8,952	> 5.00